Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets, Other Than Goodwill (Detail)	12 Months Ended
	Dec. 31, 2022
Intellectual property rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	5	[1]
Intellectual property rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10	[1]
Rights to use electricity, water and gas supply facilities [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	4	[1]
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	7
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Development costs [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	2	[2]
Condominium and golf club memberships [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	Indefinite

[1]	(*1) Patent royalty (included in intellectual property rights) and software license are amortized over the useful lives considering the contract period.
[2]

(*2) Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products. Amortization of capitalized development costs are recognized in research and development expenses in the consolidated statement of comprehensive income (loss).